Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

P
AY
V
ERSUS
P
ERFORMANCE
D
ISCLOSURE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid, as defined by the SEC’s regulations (“CAP”), and certain financial performance of the Company. The following table shows the past three fiscal years’ total compensation for our Chief Executive Officer (“PEO”) and our other named executive officers (“NEOs”) as set forth in the Summary Compensation Table (“SCT”) for each year, the CAP to our NEOs, our total shareholder return (“TSR”), the combined TSR of our selected peer group for this purpose, which is the Standard & Poor’s (“S&P”) 500 Industrials Index, our net income, and our EBIT Growth. For further information concerning our variable pay for performance philosophy and how we align executive compensation with our performance, refer to “Executive Compensation-Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based On:

Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e)	Company TSR ($) (f)	S&P 500 Industrials TSR ($) (g)	Net Income ($ in millions) (h)	EBIT Growth (%) (i)

2023	15,882,646	16,020,622	5,528,433	5,131,714	139	131	1,849	16.9

2022	15,687,202	(1,001,706)	4,696,459	357,693	126	108	1,532	11.4

2021	16,170,188	54,159,692	3,857,898	10,886,010	170	129	1,637	11.6

(a)	This table includes three fiscal years (2021, 2022, and 2023) rather than five because this is a transition year for the new regulation.

(b)	The PEO is Mr. Olivier for all fiscal years shown.

(c)
CAP to Mr. Oliver reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates. Dividends and dividend equivalents credited with respect to stock awards in each fiscal year prior to the vesting date were included in the fair value of the awards at the end of the fiscal year or as of the vesting date, as applicable.

	Year

CEO	2021	2022	2023

SCT Total Compensation ($)	16,170,188	15,687,202	15,882,646

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	10,003,112	11,757,722	12,051,566

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	21,031,885	7,172,702	9,802,917

Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years that Remain Unvested at End of Year ($)	19,124,503	(8,661,335)	370,707

Plus: Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	—	—

Plus: Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	7,836,229	(3,442,554)	2,015,918

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—

Compensation Actually Paid ($)	54,159,692	(1,001,706)	16,020,622

(d)	The following NEO’s are included in the average figures shown:

2021: Messrs. Olivier Leonetti, John Donofrio, Ganesh Ramaswamy, Jeffrey Williams, Brian Stief

2022: Messrs. Olivier Leonetti, Rodney Clark, John Donofrio, Ganesh Ramaswamy, Jeffrey Williams

2023: Messrs. Olivier Leonetti, Rodney Clark and Mses. Lei Schlitz, Julie Brandt

(e)
CAP to our
non-PEO
NEOs reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates. Dividends and dividend equivalents credited with respect to stock awards in each fiscal year prior to the vesting date were included in the fair value of the awards at the end of the fiscal year or as of the vesting date, as applicable.

	Year

	2021	2022	2023

Non-PEO NEOs	See footnote (d) above

Average SCT Total Compensation ($)	3,857,898	4,696,459	5,528,433

Less: Average Stock and Option Award Values Reported in SCT for the Covered Year ($)	2,049,847	2,879,869	3,984,233

Plus: Average Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	4,481,168	1,740,956	3,342,165

Plus: Average Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years that Remain Unvested at End of Year ($)	3,553,840	(1,537,416)	89,008

Plus: Average Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	49,286	—

Plus: Average Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	1,400,981	(909,763)	156,341

Less: Average Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	358,030	801,958	—

Less: Average Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—

Plus: Average Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—

Average Compensation Actually Paid ($)	10,886,010	357,693	5,131,714

(f)	Represents our cumulative total shareholder return (“TSR”) calculated from September 30, 2020 for the measurement periods ending on September 30 of each of 2021, 2022 and 2023, respectively.

(g)	Represents the cumulative TSR of the S&P 500 Industrials Index calculated from September 30, 2020 for the measurement periods ending on September 30 of each of 2021, 2022 and 2023, respectively.

(h)	Reflects “Net Income” in the Company’s audited financial statements included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended September 30, 2021, 2022 and 2023.

(i)	Company-selected measure is EBIT Growth. The definition and methodology used to calculate EBIT Growth are found in the CD&A on page 58.

Company Selected Measure Name	EBIT Growth
Named Executive Officers, Footnote
(d)	The following NEO’s are included in the average figures shown:

2021: Messrs. Olivier Leonetti, John Donofrio, Ganesh Ramaswamy, Jeffrey Williams, Brian Stief

2022: Messrs. Olivier Leonetti, Rodney Clark, John Donofrio, Ganesh Ramaswamy, Jeffrey Williams

2023: Messrs. Olivier Leonetti, Rodney Clark and Mses. Lei Schlitz, Julie Brandt

Peer Group Issuers, Footnote	Represents the cumulative TSR of the S&P 500 Industrials Index calculated from September 30, 2020 for the measurement periods ending on September 30 of each of 2021, 2022 and 2023, respectively.
PEO Total Compensation Amount	$ 15,882,646	$ 15,687,202	$ 16,170,188
PEO Actually Paid Compensation Amount	$ 16,020,622	(1,001,706)	54,159,692
Adjustment To PEO Compensation, Footnote
(c)
CAP to Mr. Oliver reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates. Dividends and dividend equivalents credited with respect to stock awards in each fiscal year prior to the vesting date were included in the fair value of the awards at the end of the fiscal year or as of the vesting date, as applicable.

	Year

CEO	2021	2022	2023

SCT Total Compensation ($)	16,170,188	15,687,202	15,882,646

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	10,003,112	11,757,722	12,051,566

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	21,031,885	7,172,702	9,802,917

Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years that Remain Unvested at End of Year ($)	19,124,503	(8,661,335)	370,707

Plus: Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	—	—

Plus: Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	7,836,229	(3,442,554)	2,015,918

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—

Compensation Actually Paid ($)	54,159,692	(1,001,706)	16,020,622

Non-PEO NEO Average Total Compensation Amount	$ 5,528,433	4,696,459	3,857,898
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,131,714	357,693	10,886,010
Adjustment to Non-PEO NEO Compensation Footnote
(e)
CAP to our
non-PEO
NEOs reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates. Dividends and dividend equivalents credited with respect to stock awards in each fiscal year prior to the vesting date were included in the fair value of the awards at the end of the fiscal year or as of the vesting date, as applicable.

	Year

	2021	2022	2023

Non-PEO NEOs	See footnote (d) above

Average SCT Total Compensation ($)	3,857,898	4,696,459	5,528,433

Less: Average Stock and Option Award Values Reported in SCT for the Covered Year ($)	2,049,847	2,879,869	3,984,233

Plus: Average Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	4,481,168	1,740,956	3,342,165

Plus: Average Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years that Remain Unvested at End of Year ($)	3,553,840	(1,537,416)	89,008

Plus: Average Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	49,286	—

Plus: Average Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	1,400,981	(909,763)	156,341

Less: Average Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	358,030	801,958	—

Less: Average Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—

Plus: Average Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—

Average Compensation Actually Paid ($)	10,886,010	357,693	5,131,714

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR and Relationship between Company TSR and S&P 500 Industrials TSR
The graphs below also illustrate the relationship between our cumulative TSR and the S&P 500 Industrials Index TSR.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income The graphs below illustrate the relationship between CAP and our Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and EBIT Growth The graphs below illustrate the relationship between our CAP and our EBIT Growth.
Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Cumulative TSR and Relationship between Company TSR and S&P 500 Industrials TSR
The graphs below also illustrate the relationship between our cumulative TSR and the S&P 500 Industrials Index TSR.

Tabular List, Table
Most Important Measures to Determine Fiscal 2023 Compensation Actually Paid
The six performance measures listed below represent the most important metrics we used to link CAP to financial performance for fiscal 2023 as further described in our CD&A.

Most Important Performance Measures:

• EBIT Growth

• Revenue Growth

• Free Cash Flow Conversion

• Pre-tax Earnings Growth

• Recurring Revenue

• Relative TSR

Total Shareholder Return Amount	$ 139	126	170
Peer Group Total Shareholder Return Amount	131	108	129
Net Income (Loss)	$ 1,849,000,000	$ 1,532,000,000	$ 1,637,000,000
Company Selected Measure Amount	0.169	0.114	0.116
PEO Name	Mr. Olivier
Measure:: 1
Pay vs Performance Disclosure
Name	EBIT Growth
Non-GAAP Measure Description	Company-selected measure is EBIT Growth. The definition and methodology used to calculate EBIT Growth are found in the CD&A on page 58.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow Conversion
Measure:: 4
Pay vs Performance Disclosure
Name	Pre-tax Earnings Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Recurring Revenue
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Stock and Option Award Values Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,051,566	$ 11,757,722	$ 10,003,112
PEO | Fair Value for Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,802,917	7,172,702	21,031,885
PEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	370,707	(8,661,335)	19,124,503
PEO | Fair Value as of Vesting Date for Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value of Stock and Option Awards from Prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,015,918	(3,442,554)	7,836,229
PEO | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Actuarial Present Value of Accumulated Benefit [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Average Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Stock and Option Award Values Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,984,233	2,879,869	2,049,847
Non-PEO NEO | Fair Value for Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,342,165	1,740,956	4,481,168
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,008	(1,537,416)	3,553,840
Non-PEO NEO | Fair Value as of Vesting Date for Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	49,286	0
Non-PEO NEO | Change in Fair Value of Stock and Option Awards from Prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	156,341	(909,763)	1,400,981
Non-PEO NEO | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	801,958	358,030
Non-PEO NEO | Change in Actuarial Present Value of Accumulated Benefit [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Average Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0